ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2015	2016
	RMB	RMB
Accounts receivable:
Gross	237,624	214,142
Unearned interest	(15,997)	(15,130)
Total accounts receivable	221,627	199,012
Less: allowance for doubtful accounts	(66,857)	(100,462)
Accounts receivable, net	154,770	98,550

Classification of Accounts Receivable
	December 31,
	2015	2016
	RMB	RMB
Accounts receivable, net – current portion	146,999	97,374
Accounts receivable, net – non-current portion	7,771	1,176
Total accounts receivable, net	154,770	98,550

Summary of Allowance for Doubtful Accounts
	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	14,041	35,347	66,857
Additions charged to bad debt expense	46,000	63,103	33,605
Write-off of bad debt allowance	(24,694)	(31,593)	-
Balance at the end of the year	35,347	66,857	100,462

Schedule of Aging Accounts Receivable
	As of December 31,
	2015	2016
	RMB	RMB
Aging:
– current	104,368	78,276
– 1-3 months past due	37,005	15,306
– 4-6 months past due	13,373	10,846
– 7-12 months past due	18,015	22,748
– greater than one year past due	48,866	71,836
Total accounts receivable	221,627	199,012